UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2025

New York Tax-Free Bond Fund

Investor Class (PRNYX)

This annual shareholder report contains important information about New York Tax-Free Bond Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Tax-Free Bond Fund - Investor Class	$54	0.53%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong demand helped absorb a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg Municipal Bond Index, the fund’s security selection within the revenue-backed sector was a leading contributor to relative results, led by security selections in the public power, hospital, and dedicated tax revenue subsectors. Allocations within the revenue sector also aided performance, with an overweight to life care revenue bonds being a significant positive factor.

  Conversely, interest rate management hampered relative performance. The portfolio’s longer-than-benchmark average duration profile detracted as municipal bond yields ended the period higher except for the shortest maturities, and our positioning on the yield curve also weighed on performance to a lesser extent.

  The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal, New York State, and New York City income taxes by investing primarily in investment-grade New York municipal bonds. Higher education bonds composed the fund’s largest absolute and relative allocation. Within health care, encouraging trends in fundamentals bolstered our views on hospital revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2025

	Investor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2015	9,965	9,949
2015	10,069	10,031
2015	10,216	10,184
2016	10,406	10,395
2016	10,588	10,533
2016	10,762	10,721
2016	10,238	10,162
2017	10,441	10,421
2017	10,680	10,686
2017	10,801	10,816
2017	10,731	10,729
2018	10,694	10,682
2018	10,801	10,805
2018	10,853	10,869
2018	10,804	10,851
2019	11,022	11,123
2019	11,371	11,498
2019	11,669	11,816
2019	11,601	11,772
2020	12,008	12,175
2020	11,512	11,955
2020	11,802	12,199
2020	11,981	12,348
2021	12,025	12,304
2021	12,339	12,521
2021	12,444	12,613
2021	12,466	12,592
2022	12,091	12,223
2022	11,486	11,670
2022	11,225	11,524
2022	11,211	11,504
2023	11,288	11,600
2023	11,470	11,728
2023	11,433	11,721
2023	11,678	11,996
2024	12,023	12,228
2024	11,909	12,041
2024	12,310	12,434
2024	12,512	12,588
2025	12,434	12,590

202501-4140694, 202504-4215291

F74-052 4/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
New York Tax-Free Bond Fund (Investor Class)	3.43%	0.70%	2.20%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	2.96	0.67	2.33

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$444,059
  Number of Portfolio Holdings255
  Investment Advisory Fees Paid (000s)$1,431
  Portfolio Turnover Rate30.7%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	14.5%
AA Rated	49.9
A Rated	13.1
BBB Rated	10.4
BB Rated and Below	2.3
Not Rated	9.5
Reserves	0.3

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Special Tax	20.1%
Education	14.4
Transportation	13.9
Housing	10.9
Health Care	9.7
Electric	5.3
General Obligations - Local	5.1
Water & Sewer	4.5
Industrial & Pollution Control	3.5
Other	12.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New York Tax-Free Bond Fund

Investor Class (PRNYX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2025

New York Tax-Free Bond Fund

I Class (TRYIX)

This annual shareholder report contains important information about New York Tax-Free Bond Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Tax-Free Bond Fund - I Class	$45	0.44%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong demand helped absorb a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg Municipal Bond Index, the fund’s security selection within the revenue-backed sector was a leading contributor to relative results, led by security selections in the public power, hospital, and dedicated tax revenue subsectors. Allocations within the revenue sector also aided performance, with an overweight to life care revenue bonds being a significant positive factor.

  Conversely, interest rate management hampered relative performance. The portfolio’s longer-than-benchmark average duration profile detracted as municipal bond yields ended the period higher except for the shortest maturities, and our positioning on the yield curve also weighed on performance to a lesser extent.

  The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal, New York State, and New York City income taxes by investing primarily in investment-grade New York municipal bonds. Higher education bonds composed the fund’s largest absolute and relative allocation. Within health care, encouraging trends in fundamentals bolstered our views on hospital revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2025

	I Class	Regulatory/Strategy Benchmark
7/6/17	500,000	500,000
8/31/17	506,773	508,506
11/30/17	503,518	504,440
2/28/18	502,352	502,206
5/31/18	507,046	508,013
8/31/18	509,156	510,989
11/30/18	507,426	510,139
2/28/19	517,798	522,934
5/31/19	534,322	540,548
8/31/19	548,416	555,543
11/30/19	545,359	553,458
2/29/20	564,151	572,410
5/31/20	541,387	562,052
8/31/20	555,125	573,518
11/30/20	563,678	580,547
2/28/21	565,872	578,467
5/31/21	580,313	588,667
8/31/21	585,896	592,995
11/30/21	587,064	591,991
2/28/22	569,509	574,649
5/31/22	541,127	548,673
8/31/22	528,944	541,805
11/30/22	528,408	540,844
2/28/23	532,144	545,356
5/31/23	540,840	551,363
8/31/23	539,234	551,041
11/30/23	550,928	564,005
2/29/24	567,329	574,904
5/31/24	562,102	566,100
8/31/24	581,195	584,591
11/30/24	590,856	591,810
2/28/25	587,332	591,928

202501-4140694, 202504-4215291

F1101-052 4/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/6/17
New York Tax-Free Bond Fund (I Class)	3.53%	0.81%	2.13%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	2.96	0.67	2.23

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$444,059
  Number of Portfolio Holdings255
  Investment Advisory Fees Paid (000s)$1,431
  Portfolio Turnover Rate30.7%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	14.5%
AA Rated	49.9
A Rated	13.1
BBB Rated	10.4
BB Rated and Below	2.3
Not Rated	9.5
Reserves	0.3

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Special Tax	20.1%
Education	14.4
Transportation	13.9
Housing	10.9
Health Care	9.7
Electric	5.3
General Obligations - Local	5.1
Water & Sewer	4.5
Industrial & Pollution Control	3.5
Other	12.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New York Tax-Free Bond Fund

I Class (TRYIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$33,841	$33,158
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,818,000 and $1,180,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRNYX New York Tax-Free
Bond Fund
TRYIX New York Tax-Free
Bond Fund–
.
I Class

T. ROWE PRICE New York Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 10.83 $ 10.48 $ 11.55 $ 11.77 $ 12.09
Investment activities
Net investment income
(1)(2)
0.37 0.32 0.30 0.29 0.31
Net realized and unrealized
gain/loss (0.01) 0.35 (1.06) (0.22) (0.30)
Total from investment
activities 0.36 0.67 (0.76) 0.07 0.01
Distributions
Net investment income (0.35) (0.32) (0.30) (0.29) (0.31)
Net realized gain — — (0.01) —
(3)
(0.02)
Total distributions (0.35) (0.32) (0.31) (0.29) (0.33)
NET ASSET VALUE
End of period $ 10.84 $ 10.83 $ 10.48 $ 11.55 $ 11.77

T. ROWE PRICE New York Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(4)
3.43% 6.51% (6.64)% 0.55% 0.14%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.60% 0.59% 0.59% 0.53% 0.52%
Net expenses after
waivers/payments by Price
Associates 0.53% 0.53% 0.53% 0.53% 0.52%
Net investment income 3.38% 3.08% 2.80% 2.41% 2.66%
Portfolio turnover rate 30.7% 22.7% 20.0% 12.0% 33.8%
Net assets, end of period (in
thousands) $202,103 $202,161 $208,910 $319,198 $429,179
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New York Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 10.82 $ 10.47 $ 11.54 $ 11.76 $ 12.07
Investment activities
Net investment income
(1)(2)
0.38 0.33 0.31 0.30 0.32
Net realized and unrealized
gain/loss —
(3)
0.35 (1.06) (0.22) (0.29)
Total from investment
activities 0.38 0 .68 (0.75) 0.08 0.03
Distributions
Net investment income (0.37) (0.33) (0.31) (0.30) (0.32)
Net realized gain — — (0.01) —
(3)
(0.02)
Total distributions (0.37) (0.33) (0.32) (0.30) (0.34)
NET ASSET VALUE
End of period $ 10.83 $ 10.82 $ 10.47 $ 11.54 $ 11.76
Ratios/Supplemental Data
Total return
(2)(4)
3.53% 6.61% (6.56)% 0.64% 0.30%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.48% 0.48% 0.47% 0.44% 0.44%
Net expenses after waivers/
payments by Price Associates 0.44% 0.44% 0.44% 0.43% 0.44%
Net investment income 3.47% 3.17% 2.90% 2.50% 2.74%
Portfolio turnover rate 30.7% 22.7% 20.0% 12.0% 33.8%
Net assets, end of period (in
thousands) $241,956 $224,326 $220,755 $190,631 $74,828
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New York Tax-Free Bond Fund
February 28, 2025

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.7%
NEW YORK  94.5%
Albany County Airport Auth., Series B, 5.00%, 12/15/25 (1) 1,000 1,014
Battery Park City Auth., Junior, Series D-1, VRDN, 1.55%,
11/1/38  800 800
Battery Park City Auth., Junior, Series D-2, VRDN, 1.50%,
11/1/38  3,000 3,000
Broome County Local Dev., Good Shepherd Village at Endwell,
4.00%, 7/1/47  2,320 2,031
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/48 (2) 1,700 1,735
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/31  100 100
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/36  800 795
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (3) 2,120 1,941
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (3) 1,100 992
Build New York City Resource, Global Community Charter
School Project, Series A, 5.00%, 6/15/57  1,125 1,099
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.125%, 5/1/38 (3) 600 611
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (3) 650 660
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31 (3) 200 196
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/51 (3) 500 418
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/56 (3) 1,000 814
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)
(3) 1,500 1,501
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/56 (3) 1,250 1,067
Build New York City Resource, Success Academy Charter
School, 5.00%, 9/1/37  1,500 1,626
Build New York City Resource, Success Academy Charter
School, 5.00%, 9/1/39  1,540 1,658
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48  2,510 2,000
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48 (2) 1,240 1,023
Dormitory Auth. of the State of New York, Series A, 3.50%,
3/15/52  1,750 1,522

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/40  1,000 1,055
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/41  2,725 2,766
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/48  900 933
Dormitory Auth. of the State of New York, Series A, 5.25%,
10/1/50 (2) 1,500 1,599
Dormitory Auth. of the State of New York, Series A, 5.25%,
3/15/52  2,495 2,706
Dormitory Auth. of the State of New York, Series E, 3.00%,
3/15/41  2,000 1,775
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  4,370 5,085
Dormitory Auth. of the State of New York, Columbia Univ.,
Series B, 5.00%, 10/1/38  1,325 1,395
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  5,425 6,056
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/31 (3) 1,000 1,001
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/33 (3) 1,000 995
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/37 (3) 2,000 1,950
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/36  325 329
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/42  2,970 3,055
Dormitory Auth. of the State of New York, Montefiore Obligated
Group, Series A, 5.00%, 8/1/35  2,000 2,058
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  2,890 2,581
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/34  2,000 2,061
Dormitory Auth. of the State of New York, North Shore-Long
Island Jewish Obligated Group, Series A, 5.00%, 5/1/36
(Prerefunded 5/1/25) (4) 2,000 2,007
Dormitory Auth. of the State of New York, Northwell Health
Obligation Group, 5.00%, 5/1/52  2,000 2,084
Dormitory Auth. of the State of New York, Rochester Institute of
Technology, Series A, 5.00%, 7/1/41  750 819
Dormitory Auth. of the State of New York, Saint Joseph's
College, 4.00%, 7/1/40  400 344
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/51  740 655

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/25  55 55
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/26  35 35
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/40 (Prerefunded 7/1/25) (4) 70 70
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/41  2,420 2,463
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.25%, 10/1/49  2,370 2,475
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.50%, 10/1/54 (5) 3,675 3,999
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/31  460 480
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/36  860 889
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/41  200 201
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/46  300 301
Empire State Dev., Group 3, Series A, 4.00%, 3/15/45  3,500 3,433
Empire State Dev., Group 4, Series A, 3.00%, 3/15/50  2,000 1,538
Empire State Dev., Personal Income Tax, 3.00%, 3/15/48  4,950 3,920
Empire State Dev., Personal Income Tax, Series A, 4.00%,
3/15/38  2,000 2,031
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  1,335 376
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.625%, 1/1/55  3,700 3,405
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/27  500 501
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/34  300 300
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/35  325 325
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
9/1/38  2,000 2,001
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/39  2,000 2,001
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45  5,000 5,119
Long Island Power Auth., Electric, 5.00%, 9/1/39  2,275 2,412
Long Island Power Auth., Electric, 5.00%, 9/1/47  2,500 2,568
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/43  1,470 1,597
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/37  1,100 1,110
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/41  1,500 1,534

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Long Island Power Auth., Electric, Series B, VRDN, 3.00%,
9/1/49 (Tender 9/1/29)  2,075 2,038
Madison County Capital Resource, Colgate Univ., Series B,
5.00%, 7/1/43  2,500 2,509
Metropolitan Transportation Auth., Series E-1, VRDN, 1.35%,
11/15/50  1,150 1,150
Metropolitan Transportation Auth., Series G-1, VRDN, 1.35%,
11/1/32  3,200 3,200
Metropolitan Transportation Auth., Green Bond, Series A-1,
5.00%, 11/15/49  3,000 3,086
Monroe County IDC, Rochester General Hosp., Series A,
5.00%, 12/1/37  1,890 1,893
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/50 (3) 1,000 1,006
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/59 (3) 1,075 1,080
Monroe County IDC, Univ. of Rochester Project, Series A,
4.00%, 7/1/50  3,360 3,219
Nassau County, Series A, GO, 4.00%, 4/1/50  4,000 3,876
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41 (3)(6)(7) 990 990
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (6)(7) 2,041 187
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/31  1,200 1,201
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/34  1,000 1,000
New Rochelle, Iona College, Series A, 5.00%, 7/1/40  1,000 1,002
New Rochelle, Iona College, Series A, 5.00%, 7/1/45  1,250 1,251
New York City, Series B-1, GO, 5.25%, 10/1/47  3,820 4,108
New York City, Series D-1, GO, 5.50%, 5/1/44  2,000 2,205
New York City, Series E-5, GO, VRDN, 1.50%, 3/1/48  200 200
New York City Housing Dev., Series A, 2.80%, 2/1/50  2,000 1,464
New York City Housing Dev., Series A, 4.95%, 11/1/58  2,500 2,555
New York City Housing Dev., Series A-1, 4.65%, 11/1/49  1,500 1,511
New York City Housing Dev., Series A-1, 4.75%, 11/1/54  1,585 1,606
New York City Housing Dev., Series F-1, 2.40%, 11/1/46  2,450 1,682
New York City Housing Dev., Series F-1A, 4.55%, 11/1/54  2,135 2,146
New York City Housing Dev., Series F-1A, 5.00%, 11/1/54  4,320 4,513
New York City Housing Dev., Series G, 4.95%, 11/1/58  2,500 2,555
New York City Housing Dev., Series G-1, 3.05%, 5/1/50  2,950 2,283
New York City Housing Dev., Series I, 2.80%, 5/1/56  2,000 1,406
New York City Housing Dev., Series I-1, 2.65%, 11/1/50  2,000 1,405

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York City Housing Dev., 8 Spruce Street Project,
Series 2024, Class F, 5.25%, 12/15/43 (Prerefunded
12/15/31) (4) 500 514
New York City Housing Dev., 8 Spruce Street Project,
Series RE, Class E, 4.375%, 12/15/43 (Prerefunded
12/15/31) (4) 1,875 1,916
New York City Housing Dev., Sustainable Bonds, Series C,
2.75%, 2/1/51  2,150 1,542
New York City IDA, Queens Baseball Stadium Project, Series A,
3.00%, 1/1/46 (2) 5,500 4,344
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/51  1,800 1,924
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  2,690 2,895
New York City Municipal Water Fin. Auth., Series BB-1, 5.25%,
6/15/54  1,945 2,099
New York City Municipal Water Fin. Auth., Series CC-1, 4.25%,
6/15/54  1,000 979
New York City Municipal Water Fin. Auth., Series CC-1, 5.25%,
6/15/54  2,815 3,051
New York City Municipal Water Fin. Auth., Series DD-1, 5.00%,
6/15/49  2,500 2,586
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  2,500 2,589
New York City Transitional Fin. Auth., Future Tax, Series B,
5.50%, 5/1/47  5,000 5,559
New York City Transitional Fin. Auth., Future Tax, Series C,
5.50%, 5/1/44  2,000 2,250
New York City Transitional Fin. Auth., Future Tax, Series C-4,
VRDN, 1.70%, 11/1/36  350 350
New York City Transitional Fin. Auth., Future Tax, Series D,
5.50%, 5/1/52  2,250 2,496
New York City Transitional Fin. Auth., Future Tax, Series E,
5.50%, 11/1/49  3,035 3,373
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/43  4,470 4,574
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.25%, 2/1/40  5,140 5,794
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.25%, 2/1/53  4,500 4,874
New York City Transitional Fin. Auth., Future Tax, Series G-1,
5.00%, 5/1/52  3,135 3,337
New York City, Fiscal 2018, Series B-5, GO, VRDN, 1.35%,
10/1/46  4,500 4,500
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/35  4,000 4,045

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/40  4,245 4,273
New York Liberty Dev., 1 World Trade Center, Series 1, 2.25%,
2/15/41  3,000 2,131
New York Liberty Dev., 1 World Trade Center, Series 1, 2.25%,
2/15/41 (8) 1,000 716
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42  6,690 5,554
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42 (2) 6,130 5,128
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3) 1,250 1,251
New York Liberty Dev., 3 World Trade Center, Series 1, Class 1,
5.00%, 11/15/44 (3) 3,200 3,202
New York Liberty Dev., 4 World Trade Center, Green Bond,
Series A, 3.00%, 11/15/51 (8) 6,680 5,104
New York Liberty Dev., Bank of America Tower at One Bryant
Park, Class 2, 2.625%, 9/15/69  1,000 934
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  2,000 2,323
New York Mortgage Agency, Series 239, 3.25%, 10/1/51  815 804
New York Mortgage Agency, Series 261, 4.65%, 10/1/54  1,500 1,504
New York Mortgage Agency, Series 264, 4.375%, 10/1/44  1,635 1,640
New York Mortgage Agency, Series 266, 4.65%, 10/1/50 (9) 2,805 2,821
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 264, 4.55%, 10/1/49  2,000 2,005
New York Power Auth., Green Bond, Series A, 4.00%, 11/15/45  5,010 4,940
New York Power Auth., Green Bond, Series A, 5.00%,
11/15/53 (2) 2,000 2,135
New York State Energy Research & Dev. Auth., Electric & Gas
Project, Series C, 4.00%, 4/1/34  2,470 2,549
New York State Environmental Fac., Casella Waste Systems
Project, Series R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30) (1)
(3) 1,000 1,061
New York State Housing Fin. Agency, Series A, VRDN, 3.95%,
11/1/50 (Tender 1/1/35)  1,500 1,511
New York State Housing Fin. Agency, Series A-1, 5.00%,
6/15/54  500 522
New York State Housing Fin. Agency, Series A-2, VRDN,
3.45%, 6/15/54 (Tender 12/15/30)  1,000 1,001
New York State Housing Fin. Agency, Series B-2, VRDN,
3.35%, 12/15/54 (Tender 12/15/29)  1,625 1,629
New York State Housing Fin. Agency, Series C-1, 4.75%,
11/1/59  3,050 3,079
New York State Housing Fin. Agency, Series E-1, 5.05%,
11/1/63  1,000 1,031

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York State Housing Fin. Agency, 320 West 38th Street
Housing, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  2,050 2,065
New York State Thruway Auth., Series A, 5.25%, 1/1/56  3,230 3,269
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  6,140 4,747
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (2) 5,000 5,034
New York State Thruway Auth., Green Bond, Series C, 5.00%,
3/15/53  4,000 4,230
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (1) 260 254
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (1) 3,250 3,254
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/36 (1) 3,315 3,405
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (1) 2,500 2,583
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/41 (1) 2,000 2,084
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
6/30/49 (1)(2) 2,000 2,064
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
6/30/54 (1)(2) 5,000 5,167
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (1) 355 373
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
6/30/60 (1)(2) 1,175 1,233
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
8/1/36 (1) 750 784
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
6/30/60 (1) 1,500 1,552
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.00%, 12/1/37 (1) 500 524
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.25%, 12/31/54 (1)(5) 4,500 4,779
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.50%, 12/31/60 (1) 1,915 2,033
New York Transportation Dev., JFK Int'l. Airport, Series B,
STEP, 0.00%, 12/31/54 (1)(5) 1,450 943
New York Transportation Dev., Terminal 4 JFK Int'l. Airport
Project, Series A, 5.00%, 12/1/34 (1) 1,500 1,588
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/28 (1) 625 625
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/29 (1) 1,785 1,786
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/31 (1) 270 281

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/32 (1) 300 312
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/33 (1) 300 311
Oneida County Local Dev., Hamilton College Project, 5.00%,
7/1/51  2,000 2,275
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/42  525 482
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%,
7/1/40  450 426
Onondaga County Trust for Cultural Resources, Syracuse
Univ., 4.00%, 12/1/41  3,050 3,061
Onondaga County Trust for Cultural Resources, Syracuse
Univ., 4.00%, 12/1/49  4,110 3,962
Port Auth. of New York & New Jersey, Series 093, 6.125%,
6/1/94  2,000 2,003
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (1) 2,500 2,573
Port Auth. of New York & New Jersey, Series 244, 5.00%,
7/15/54  2,000 2,140
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 183, 4.00%, 12/15/38  1,500 1,500
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 221, 4.00%, 7/15/50 (1) 1,500 1,380
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 221, 4.00%, 7/15/55 (1) 2,000 1,829
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 234, 5.50%, 8/1/52 (1) 5,500 5,884
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 236, 5.00%, 1/15/47 (1) 3,000 3,128
Roslyn Union Free School Dist., GO, 2.00%, 6/15/28  1,500 1,415
Roslyn Union Free School Dist., GO, 2.25%, 6/15/29  1,000 939
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/43  680 704
Suffolk County Economic Dev., Peconic Landing, 5.00%,
12/1/34  410 429
Suffolk County Economic Dev., Peconic Landing, 5.00%,
12/1/40  1,500 1,532
Suffolk County Water Auth., Series B, 3.00%, 6/1/45  1,340 1,134
Suffolk County Water Auth., Series B, 3.25%, 6/1/42  1,500 1,348
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 5.25%, 12/1/54  2,500 2,703
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-1, 5.00%, 11/15/43  1,000 1,098
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-1, 5.25%, 5/15/54  2,000 2,179

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-2, VRDN, 1.50%, 1/1/33  1,200 1,200
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-4A, VRDN, 1.50%, 1/1/32  2,000 2,000
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C, 5.25%, 11/15/42  1,920 2,162
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C-2, 5.00%, 11/15/42  2,060 2,137
Trust for Cultural Resources of the city of New York, American
Museum of Natural History, Series A, 5.00%, 7/15/54  1,500 1,609
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41  1,250 1,414
Utility Debt Securitization Auth., Green Bond, Series TE-2,
5.00%, 12/15/50  1,000 1,083
Westchester County Local Dev., Kendal On Hudson Project,
5.00%, 1/1/51  2,000 2,052
Westchester County Local Dev., Medical Center Obligated
Project, 5.75%, 11/1/53 (2) 3,060 3,381
Westchester County Local Dev., Miriam Osborn Memorial
Home Project, 5.00%, 7/1/34  200 207
Westchester County Local Dev., Miriam Osborn Memorial
Home Project, 5.00%, 7/1/42  450 458
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/30  425 436
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/37  1,000 1,016
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/47  800 800
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/39  420 428
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/49  1,345 1,345
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/54  430 425
419,374
PUERTO RICO  5.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 1,741 1,094
Puerto Rico Commonwealth, GO, VR, 11/1/51 (10) 2,898 1,851
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 1,290 1,350
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (3) 430 450
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  300 212
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  808 814

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  759 761
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  442 440
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  130 130
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  857 896
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  457 493
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  446 498
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)
(11) 30 17
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (7)(11) 20 11
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (7)(11) 160 89
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (7)(11) 45 25
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (7)
(11) 55 31
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (7)
(11) 220 123
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (7)
(11) 75 42
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (7)
(11) 90 50
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (7)
(11) 10 6
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (7)
(11) 285 159
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (7)
(11) 185 103
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (7)
(11) 55 31
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (7)
(11) 50 28
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (7)
(11) 20 11
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (7)
(11) 55 31
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (7)
(11) 45 25
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (7)
(11) 15 8

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (7)
(11) 25 14
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (7)
(11) 20 11
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (7)
(11) 175 98
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (7)
(11) 50 28
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (7)
(11) 20 11
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  2,287 2,272
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  2,570 2,580
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,754
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,848 1,366
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  5,475 1,835
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,500 1,494
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  1,000 987
23,229
Total Investments in Securities
99.7% of Net Assets
(Cost $442,658) $ 442,603
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $22,536 and represents 5.1% of net assets.
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by Assured Guaranty Corporation
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Non-income producing
(8) Insured by Build America Mutual Assurance Company
(9) When-issued security

T. ROWE PRICE New York Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
(10) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
GO General Obligation
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New York Tax-Free Bond Fund
February 28, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $442,658) $ 442,603
Interest receivable 4,742
Receivable for shares sold 108
Cash 98
Other assets 21
Total assets 447,572
Liabilities
Payable for investment securities purchased 2,805
Payable for shares redeemed 407
Investment management fees payable 130
Due to affiliates 8
Other liabilities 163
Total liabilities 3,513
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 444,059
Net Assets Consist of:
Total distributable earnings (loss) $ (17,409)
Paid-in capital applicable to 40,994,423 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 461,468
NET ASSETS $ 444,059
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $202,103; Shares outstanding: 18,649,924) $ 10.84
I Class
(Net assets: $241,956; Shares outstanding: 22,344,499) $ 10.83

T. ROWE PRICE New York Tax-Free Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/25
Investment Income (Loss)
Interest income $ 16,986
Expenses
Investment management 1,668
Shareholder servicing
Investor Class $ 273
I Class 49 322
Prospectus and shareholder reports
Investor Class 19
I Class 5 24
Custody and accounting 206
Legal and audit 54
Registration 42
Directors 1
Miscellaneous 14
Waived / paid by Price Associates (237)
Total expenses 2,094
Net investment income 14,892
Realized and Unrealized Gain / Loss –
Net realized loss on securities (4,790)
Change in net unrealized gain / loss on securities 4,499
Net realized and unrealized gain / loss (291)
INCREASE IN NET ASSETS FROM OPERATIONS $ 14,601

T. ROWE PRICE New York Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/25 2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 14,892 $ 13,111
Net realized loss (4,790) (6,867)
Change in net unrealized gain / loss 4,499 20,445
Increase in net assets from operations 14,601 26,689
Distributions to shareholders
Net earnings
Investor Class (6,513) (6,067)
I Class (7,872) (6,823)
Decrease in net assets from distributions (14,385) (12,890)
Capital share transactions
*
Shares sold
Investor Class 37,913 25,142
I Class 32,391 16,052
Distributions reinvested
Investor Class 5,656 5,148
I Class 6,262 5,331
Shares redeemed
Investor Class (43,735) (43,577)
I Class (21,131) (25,073)
Increase (decrease) in net assets from capital
share transactions 17,356 (16,977)
Net Assets
Increase (decrease) during period 17,572 (3,178)
Beginning of period 426,487 429,665
End of period $ 444,059 $ 426,487
*Share information (000s)
Shares sold
Investor Class 3,499 2,384
I Class 2,989 1,536
Distributions reinvested
Investor Class 523 487
I Class 579 505
Shares redeemed
Investor Class (4,038) (4,134)
I Class (1,952) (2,388)
Increase (decrease) in shares outstanding 1,600 (1,610)

T. ROWE PRICE New York Tax-Free Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free
Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal, New York state, and New York City income taxes by investing primarily in investment-grade New York municipal bonds. The fund has two classes of shares: the New York Tax-Free Bond Fund (Investor Class) and the New
York Tax-Free Bond Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders

T. ROWE PRICE New York Tax-Free Bond Fund

are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE New York Tax-Free Bond Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE New York Tax-Free Bond Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On February 28, 2025, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

T. ROWE PRICE New York Tax-Free Bond Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $142,502,000 and
$130,104,000, respectively, for the year ended February 28, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

T. ROWE PRICE New York Tax-Free Bond Fund

after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to differences between book/tax amortization policies and the character of income on certain derivative contracts.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
February 28,
2025
February 29,
2024
Ordinary income (including short-term capital
gains, if any) $ — $ 60
Tax-exempt income 14,385 12,830
Total distributions $ 14,385 $ 12,890
($000s)
Cost of investments $ 441,082
Unrealized appreciation $ 8,623
Unrealized depreciation (7,102)
Net unrealized appreciation (depreciation) $ 1,521

T. ROWE PRICE New York Tax-Free Bond Fund

At February 28, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
($000s)
Undistributed ordinary income $ 7
Undistributed tax-exempt income 130
Net unrealized appreciation (depreciation) 1,521
Loss carryforwards and deferrals (19,067)
Total distributable earnings (loss) $ (17,409)

T. ROWE PRICE New York Tax-Free Bond Fund

During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended February 28, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $660,000 remain subject to repayment by the fund at February 28, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE New York Tax-Free Bond Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2025, expenses incurred pursuant to these service agreements were $123,000 for Price
Associates and $158,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Investor
Class I Class
Expense limitation/I Class Limit 0.53% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(138) $(99)

T. ROWE PRICE New York Tax-Free Bond Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE New York Tax-Free Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price State Tax-Free Funds, Inc.
and Shareholders of T. Rowe Price New York Tax-Free Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price New York Tax-Free Bond Fund
(one of the funds constituting T. Rowe Price State Tax-Free Funds, Inc., referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE New York Tax-Free Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE New York Tax-Free Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $14,271,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F74-050 4/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

    (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2025